Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	December 31,	December 31,
	2014	2013
Senior Credit Facilities
$1,301 million Senior Secured Term Loan facility, due November 2, 2018, net of unamortized discount of $12,740 and $15,826 at December 31, 2014 and December 31, 2013, respectively (effective interest rate of 4.21%)	$1,252,652	$1,262,445
$160 million Senior Secured Term Loan facility, due November 2, 2018, net of unamortized discount of $2,369 and $0 at December 31, 2014 and December 31, 2013, respectively (effective interest rate of 4.56%)	157,231	—
$125 million Senior Secured Revolving Credit facility, expiring on November 2, 2016 and bearing interest at a variable base rate plus a spread rate	—	—
Senior Notes
$375 million 11% Senior Notes due December 31, 2019, net of unamortized discount of $6,720 and $7,664 at December 31, 2014 and December 31, 2013, respectively (effective interest rate of 11.53%)	368,280	367,336
$375 million 11.25% Senior Notes due December 31, 2020, net of unamortized discount of $8,624 and $9,560 at December 31, 2014 and December 31, 2013, respectively (effective interest rate of 11.86%)	366,376	365,440
Obligation under data sublicense agreement	17,237	22,543
Other	12,129	12,592
Less current portion	(27,308)	(31,330)
Long-term debt	$2,146,597	$1,999,026

Aggregate Amounts of Future Maturities under Long-Term Arrangements

Years Ending December 31,
2015	$27,308
2016	27,925
2017	17,570
2018	1,381,555
2019	375,000
Thereafter	375,000
$2,204,358